Significant accounting policies - Additional Information (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [Line Items]
Plant And Equipment Useful Life	3 years
Weighted Average Basic Number of ADS Equivalent Outstanding	172,550	172,510	172,425
Weighted Average Diluted Number of ADS Equivalent Outstanding	172,550	172,534	172,452
Driver IC CGU [Member]
IFRS Statement [Line Items]
Discount rate applied to cash flow projections	13.30%	13.59%
WLO CGU [Member]
IFRS Statement [Line Items]
Discount rate applied to cash flow projections	16.07%	14.34%
Growth rate used to extrapolate cash flow projections	2.04%	2.08%
Period for average Taiwan economic growth rate	5 years
Technology
IFRS Statement [Line Items]
Assets Acquired Useful Life	7 years
Patent [Member]
IFRS Statement [Line Items]
Assets Acquired Useful Life	15 years
Intellectual Properties [Member]
IFRS Statement [Line Items]
Assets Acquired Useful Life	10 years
Himax semi conductor [Member]
IFRS Statement [Line Items]
Goodwill recognised as of acquisition date	$ 26,846
Himax Display Inc [Member]
IFRS Statement [Line Items]
Goodwill recognised as of acquisition date	$ 1,292
Buildings
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	25 years
Building improvements | Bottom of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	4 years
Building improvements | Top of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	16 years
Machinery | Bottom of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	4 years
Machinery | Top of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	6 years
Research and development equipment | Bottom of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	2 years
Research and development equipment | Top of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	6 years
Office furniture and equipment [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	3 years
Office furniture and equipment [Member] | Top of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	8 years
Others | Bottom of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	2 years
Others | Top of range [member]
IFRS Statement [Line Items]
Useful Life Of Tangible Assets	10 years
Software
IFRS Statement [Line Items]
Discount rate applied to cash flow projections	13.14%	14.58%
Growth rate used to extrapolate cash flow projections	2.04%	2.08%
Period for average Taiwan economic growth rate	5 years
Software | Bottom of range [member]
IFRS Statement [Line Items]
Assets Acquired Useful Life	2 years
Useful Life Of Tangible Assets	2 years
Software | Top of range [member]
IFRS Statement [Line Items]
Assets Acquired Useful Life	3 years
Useful Life Of Tangible Assets	15 years